Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of Changes in Equity

	2023 Number of shares	2022 Number of shares	2021 Number of shares
Ordinary shares issued and fully paid as at December 31 (as previously reported)	—	—	54,553,972
Retrospective application of capital reorganization	—	—	409,592,675
Ordinary shares issued and fully paid as at January 1 *	497,887,721	483,715,049	464,146,647
Share buy-back during the year	(775,501)	(24,993,271)	(5,886,567)
Issued during the year	—	31,475,691	25,454,969
Shared issued in exchange for public warrants	—	5,595,748	—
RSU vesting	826,625	2,094,504	—
Ordinary shares issued and fully paid as at December 31	497,938,845	497,887,721	483,715,049
*Shares in issue prior to January 27, 2022 have been retrospectively adjusted for the impact of the share issuance to Pre-Closing Holders at a fixed ratio of 8.51 for 1 as described in note 1.